Intangible Assets - Summary of Changes In Intangible Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Intangible Assets [Line Items]
Intangible assets at beginning balance	₩ 1,717	₩ 1,163	₩ 1,036
Acquisitions/Capital expenditure	2,896	1,514	1,617
Amortization	(1,137)	(905)	(868)
Disposals		(20)
Impairment	(115)	(52)	(623)
Foreign exchange differences	2	17	1
Intangible assets at ending balance	3,363	1,717	1,163
Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets at beginning balance	1,144	991	64
Acquisitions/Capital expenditure	1,986	951	1,523
Amortization	(897)	(807)	(597)
Disposals		(8)
Foreign exchange differences	1	17	1
Intangible assets at ending balance	2,234	1,144	991
License
Disclosure Of Intangible Assets [Line Items]
Intangible assets at beginning balance		57	843
Acquisitions/Capital expenditure			78
Amortization		(5)	(241)
Impairment		(52)	(623)
Intangible assets at ending balance			57
Industrial Property Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets at beginning balance	186	72	77
Acquisitions/Capital expenditure	185	153	16
Amortization	(39)	(27)	(21)
Disposals		(12)
Intangible assets at ending balance	332	186	72
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Intangible assets at beginning balance	387	43	52
Acquisitions/Capital expenditure	725	410
Amortization	(201)	(66)	(9)
Impairment	(115)
Foreign exchange differences	1
Intangible assets at ending balance	₩ 797	₩ 387	₩ 43